Commitments and contingent liabilities (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Operating Leases, Rent Expense		$ 65	$ 100	$ 104
Guarantee For Performance Of Lease Agreement		26
Operating Leases, Rent Expense, Net		47	46	43
Penalty Paid, Early Termination of Lease Contract	$ 16
Payments for Advisory Services Related to Merger Opportunities		160
Parent [Member]
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Guarantee For Performance Of Lease Agreement		$ 3
Subsidiaries [Member]
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Operating Leases, Rent Expense			$ 80	$ 36